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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number: __

     This Amendment (Check only one):   |_| is a restatement
                                        |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Firsthand Capital Management, Inc.
Address:   125 South Market
           Suite 1200
           San Jose, California 95113

Form 13F File Number: 28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Landis
Title:   President
Phone:   (408) 294-2200

Signature, Place, and Date of Signing


/s/ Kevin Landis                    San Jose, California   5/11/07
---------------------------------   --------------------   -------
[Signature]                         [City, State]          [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:         112

Form 13F Information Table Value Total:    $669,835
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. The Equitable Life Assurance Society (13F file number: 28-42)

In addition, please see Forms 13F filed by the following institutional investment managers for their holdings as sub-advisers of Firsthand Health Sciences Fund:

1. Sectoral Asset Management, Inc. (13F file number: 28-10653)

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                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 AS OF 03/31/07

                                                                                                                    VOTING AUTHORITY
                                                                     VALUE    SHARES/  SH/ PUT/ INVESTMENT   OTHER  ----------------
NAME OF ISSUER                           TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                            Common Stock   219350105 $41,328.34 1,817,429 SH  SOLE 1,816,641            788
Cypress Semiconductor Corp.              Common Stock   232806109 $32,111.91 1,731,100 SH  SOLE 1,731,100
Seagate Technology, Inc.                 Common Stock   G7945J104 $29,038.88 1,246,304 SH  SOLE 1,245,894            410
Cisco Systems, Inc.                      Common Stock   17275R102 $26,263.60 1,028,735 SH  SOLE 1,028,170            565
ASML Holding N.V.                        Common Stock   N07059111 $25,558.66 1,032,673 SH  SOLE 1,032,143            530
Applied Materials, Inc.                  Common Stock   038222105 $25,392.34 1,386,045 SH  SOLE 1,385,332            713
MEMC Electronic Materials, Inc.          Common Stock   552715104 $23,601.97   389,600 SH  SOLE   389,600
Intevac, Inc.                            Common Stock   461148108 $18,778.08   712,100 SH  SOLE   712,100
Texas Instruments, Inc.                  Common Stock   882508104 $18,600.57   617,959 SH  SOLE   617,458            501
Adobe Systems, Inc.                      Common Stock   00724F101 $17,923.04   429,809 SH  SOLE   429,397            412
QUALCOMM, Inc.                           Common Stock   747525103 $17,078.08   400,330 SH  SOLE   399,910            420
L-1 Identity Solutions, Inc.             Common Stock   50212A106 $15,567.96   942,941 SH  SOLE   942,070            871
eBay, Inc.                               Common Stock   278642103 $15,435.47   465,625 SH  SOLE   465,215            410
Apple, Inc.                              Common Stock   037833100 $15,390.91   165,654 SH  SOLE   165,519            135
Nintendo Co Ltd. ADR                     ADR            654445303 $15,027.34   413,407 SH  SOLE   413,407
Microsoft Corp.                          Common Stock   594918104 $15,013.32   538,691 SH  SOLE   538,175            516
Amdocs Ltd.                              Common Stock   G02602103 $14,097.33   386,440 SH  SOLE   386,080            360
Akamai Technologies, Inc.                Common Stock   00971T101 $13,171.64   263,855 SH  SOLE   263,855
Google, Inc.                             Common Stock   38259P508 $13,084.13    28,558 SH  SOLE    28,530             28
Taiwan Semiconductor Manufacturing Co. -
ADR                                      ADR            874039100 $12,627.91 1,174,689 SH  SOLE 1,173,303           1386
Yahoo! Inc.                              Common Stock   984332106 $12,420.75   396,956 SH  SOLE   396,956
Broadcom Corp. - A                       Common Stock   111320107 $12,131.44   378,280 SH  SOLE   377,870            410
SiRF Technology Holdings, Inc.           Common Stock   82967H101 $12,128.70   436,913 SH  SOLE   436,913
Zoran Corp.                              Common Stock   98975F101 $10,594.12   622,451 SH  SOLE   622,451
Chartered Semiconductor Manufacturing,
Ltd.                                     ADR            16133R106 $ 9,329.40   982,042 SH  SOLE   982,042
SanDisk Corp.                            Common Stock   80004C101 $ 8,760.00   200,000 SH  SOLE   200,000
Tekelec, Inc.                            Common Stock   879101103 $ 8,585.18   575,800 SH  SOLE   575,800
Rambus Inc.                              Common Stock   750917106 $ 8,500.00   400,000 SH  SOLE   400,000
Nokia Corp. - ADR                        ADR            654902204 $ 8,221.98   358,725 SH  SOLE   358,395            330
Netflix, Inc.                            Common Stock   64110L106 $ 7,404.57   319,300 SH  SOLE   319,300
China Mobile Hong Kong Ltd.              Common Stock   16941M109 $ 7,217.13   160,917 SH  SOLE   160,757            160
TriQuint Semiconductor, Inc.             Common Stock   89674K103 $ 7,162.00 1,432,400 SH  SOLE 1,432,400
Sun Microsystems, Inc.                   Common Stock   866810104 $ 6,625.54 1,102,420 SH  SOLE 1,102,420
Comverse Technology, Inc.                Common Stock   205862402 $ 6,530.97   305,900 SH  SOLE   305,900
ViaSat, Inc.                             Common Stock   92552V100 $ 6,458.82   195,900 SH  SOLE   195,900
Hewlett-Packard Company                  Common Stock   428236103 $ 6,309.41   157,185 SH  SOLE   157,025            160
Nice Systems                             Common Stock   653656108 $ 5,942.27   174,670 SH  SOLE   174,500            170
Evergreen Solar, Inc.                    Common Stock   30033R108 $ 5,850.00   600,000 SH  SOLE   600,000
aQuantive, Inc.                          Common Stock   03839G105 $ 5,610.27   201,013 SH  SOLE   201,013
Intel Corp.                              Common Stock   458140100 $ 5,120.14   267,650 SH  SOLE   267,400            250
Semiconductor Manufacturing
International Corp.                      Common Stock   81663N206 $ 4,897.28   707,700 SH  SOLE   707,700
Zebra Technologies Corporation           Common Stock   989207105 $ 4,806.95   124,500 SH  SOLE   124,500
Witness Systems, Inc.                    Common Stock   977424100 $ 4,702.86   174,503 SH  SOLE   174,503
JDS Uniphase Corp.                       Common Stock   46612J507 $ 4,569.00   300,000 SH  SOLE   300,000
PMC-Sierra, Inc.                         Common Stock   69344F106 $ 4,245.96   605,700 SH  SOLE   605,700
FormFactor, Inc.                         Common Stock   346375108 $ 4,233.08    94,594 SH  SOLE    94,594
Napster, Inc.                            Common Stock   630797108 $ 4,199.62 1,014,400 SH  SOLE 1,014,400
Citrix Systems, Inc.                     Common Stock   177376100 $ 4,106.25   128,200 SH  SOLE   128,200
Harris Corp.                             Common Stock   413875105 $ 4,076.00    80,000 SH  SOLE    80,000
Harris Stratex Networks, Inc.            Common Stock   41457P106 $ 3,995.30   208,197 SH  SOLE   208,197
Clearwire Corp.                          Common Stock   185385309 $ 3,889.30   190,000 SH  SOLE   190,000
TranSwitch Corp.                         Common Stock   894065101 $ 3,470.97 2,183,000 SH  SOLE 2,183,000
UTStarcom, Inc.                          Common Stock   918076100 $ 3,413.74   411,790 SH  SOLE   411,790
Tellabs, Inc.                            Common Stock   879664100 $ 3,316.50   335,000 SH  SOLE   335,000
Echelon Corp.                            Common Stock   27874N105 $ 3,174.63   301,198 SH  SOLE   301,198
WebSideStory, Inc.                       Common Stock   947685103 $ 2,348.70   181,367 SH  SOLE   181,367
Skyworks Solutions, Inc.                 Common Stock   83088M102 $ 2,290.23   398,300 SH  SOLE   398,300
TeleCommunication Systems, Inc. - A      Common Stock   87929J103 $ 2,074.27   557,600 SH  SOLE   557,600
LivePerson, Inc.                         Common Stock   538146101 $ 1,910.11   242,400 SH  SOLE   242,400
Monster Worldwide, Inc.                  Common Stock   611742107 $ 1,700.58    35,900 SH  SOLE    35,900
Oracle Corp.                             Common Stock   68389X105 $ 1,669.41    92,080 SH  SOLE    92,080
NeuStar, Inc.                            Common Stock   64126X201 $ 1,625.40    57,152 SH  SOLE    57,152
IAC/InterActiveCorp                      Common Stock   44919P300 $ 1,432.38    37,984 SH  SOLE    37,984
The9 Ltd.                                Common Stock   88337K104 $ 1,417.08    42,000 SH  SOLE    42,000
Equinix, Inc.                            Common Stock   29444U502 $ 1,284.45    15,000 SH  SOLE    15,000
Kopin Corp.                              Common Stock   500600101 $ 1,280.73   378,915 SH  SOLE   378,915
ValueClick, Inc.                         Common Stock   92046N102 $ 1,209.82    46,300 SH  SOLE    46,300
iGATE Corp.                              Common Stock   45169U105 $ 1,162.74   141,109 SH  SOLE   141,109
Dell, Inc.                               Common Stock   24702R101 $ 1,141.93    49,200 SH  SOLE    49,200
Verint Systems, Inc.                     Common Stock   92343X100 $ 1,099.53    34,200 SH  SOLE    34,200
Amazon.com, Inc.                         Common Stock   023135106 $   943.02    23,700 SH  SOLE    23,700
First Data Corp.                         Common Stock   319963104 $   941.50    35,000 SH  SOLE    35,000
PDF Solutions, Inc.                      Common Stock   693282105 $   913.36    80,900 SH  SOLE    80,900
Netlogic Microsystems, Inc.              Common Stock   64118B100 $   910.40    34,200 SH  SOLE    34,200
Microtune, Inc.                          Common Stock   59514P109 $   867.47   210,550 SH  SOLE   210,550
VeriFone Holdings, Inc.                  Common Stock   92342Y109 $   844.24    22,985 SH  SOLE    22,985
Ikanos Communications, Inc.              Common Stock   45173E105 $   777.00   100,000 SH  SOLE   100,000
Alvarion Ltd.                            Common Stock   M0861T100 $   686.95    85,335 SH  SOLE    85,335


Avici Systems, Inc.                      Common Stock   05367L802 $   685.20    60,000 SH  SOLE    60,000
Microvision, Inc.                        Common Stock   594960106 $   670.86   182,300 SH  SOLE   182,300
Synaptics, Inc.                          Common Stock   87157D109 $   647.17    25,300 SH  SOLE    25,300
Comcast Corp. - Special CL A             Common Stock   20030N200 $   573.08    22,500 SH  SOLE    22,500
VistaPrint Ltd.                          Common Stock   G93762204 $   541.45    14,137 SH  SOLE    14,137
News Corp.                               Common Stock   65248E203 $   537.36    21,960 SH  SOLE    21,960
CyberSource Corp.                        Common Stock   23251J106 $   523.09    41,814 SH  SOLE    41,814
Versant Corp.                            Common Stock   925284309 $   508.50    30,000 SH  SOLE    30,000
Lenovo Group Ltd ADR                     ADR            526250105 $   454.36    61,400 SH  SOLE    61,400
The Western Union Company                Common Stock   959802109 $   439.00    20,000 SH  SOLE    20,000
51job, Inc.                              Common Stock   316827104 $   425.74    26,248 SH  SOLE    26,248
Suntech Power                            Common Stock   86800C104 $   411.86    11,900 SH  SOLE    11,900
Trident Microsystems, Inc.               Common Stock   895919108 $   401.20    20,000 SH  SOLE    20,000
LG. Philips LCD Co., Ltd.                Common Stock   50186V102 $   388.06    22,200 SH  SOLE    22,200
Internap Network Services Corp.          Common Stock   45885A300 $   373.51    23,715 SH  SOLE    23,715
PLX Technology, Inc.                     Common Stock   693417107 $   370.12    38,000 SH  SOLE    38,000
Finisar Corp.                            Common Stock   31787A101 $   356.49   101,855 SH  SOLE   101,855
Nextest Systems                          Common Stock   653339101 $   352.80    25,200 SH  SOLE    25,200
Navteq Corp                              Common Stock   63936L100 $   307.05     8,900 SH  SOLE     8,900
Singapore Telecom - ADR                  ADR            82929R304 $   298.22    14,100 SH  SOLE    14,100
Symmetricom, Inc.                        Common Stock   871543104 $   273.90    33,000 SH  SOLE    33,000
EMCORE Corp.                             Common Stock   290846104 $   271.77    54,353 SH  SOLE    54,353
3D Systems Corporation                   Common Stock   88554D205 $   260.73    11,900 SH  SOLE    11,900
Sigmatel, Inc.                           Common Stock   82661W107 $   259.05    82,500 SH  SOLE    82,500
Zygo Corp.                               Common Stock   989855101 $   240.15    15,000 SH  SOLE    15,000
Qimonda AG                               Common Stock   746904101 $   232.57    16,196 SH  SOLE    16,196
Ramtron International Corp.              Common Stock   751907304 $   214.40    80,000 SH  SOLE    80,000
VeriSign, Inc.                           Common Stock   92343E102 $   205.98     8,200 SH  SOLE     8,200
STMicroelectronics N.V. - ADR            ADR            861012102 $   203.17    10,582 SH  SOLE    10,582
Rackable Systems, Inc.                   Common Stock   750077109 $   193.07    11,377 SH  SOLE    11,377
EXFO Electro-Optical Engineering, Inc.   Common Stock   302043104 $   186.32    30,100 SH  SOLE    30,100
Lionbridge Technologies, Inc.            Common Stock   536252109 $   172.20    33,831 SH  SOLE    33,831
Therma-Wave, Inc.                        Common Stock   88343A108 $   141.52    91,300 SH  SOLE    91,300
Actions Semiconductor Co., Ltd.          Common Stock   00507E107 $    91.96    12,444 SH  SOLE    12,444
                                                              112 $  669,835